Off-balance sheet accounts (Tables)	12 Months Ended
Dec. 31, 2020
Off Balance Sheet Accounts [Abstract]
Summary Of Off Balance Sheet Accounts
(a)	The table below presents the components of this caption:

	2020	2019
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	4,445,059	3,857,831
Import and export letters of credit	166,872	244,146

	4,611,931	4,101,977

Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 30.2(b)(i):
Forward currency agreements – purchase	2,317,124	2,993,652
Forward currency agreements – sale	947,251	5,770,518
Forward foreign currency agreements in other currencies	396,663	525,744
Foreign currency options	22,700	22,154
Swap agreements, see Note 30.2(b)(ii):
Currency swaps: Foreign currency delivery / receipt in Soles	1,128,299	794,623
Currency swaps: Soles delivery / receipt in foreign currency	1,392,459	933,299
Cross currency swaps	213,125	195,056
Interest rate swaps	4,382,535	4,238,143
Designated as hedges: Note 10(b)
Cash flows:
Interest rate swaps	—	298,260
Cross currency swaps	2,140,011	1,958,574

	12,940,167	17,730,023

Responsibilities for credit lines granted (cancellable) (c)	8,843,150	9,673,520
Responsibilities for credit lines – commercial and others (d)	1,110,408	1,287,974

Total	27,505,656	32,793,494

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.
Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)	Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by the Bank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out; provided that the borrower complies with the obligations under the corresponding loan agreements, however, they may be cancelled by Interbank.